SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 65,224	$ 102,772	$ 93,936
Income Taxes Paid, Net	6,100	4,181	3,093
Interest Paid	105	127	137
Capital Expenditures Incurred but Not yet Paid	0	200	0
Capital Lease Obligations Incurred	143	544	237
Asset Retirement Obligation, Liabilities Incurred	75	520	0
Cash and Cash Equivalents, at Carrying Value	65,003	102,772	93,936	$ 207,062
Restricted Cash and Cash Equivalents	$ 221	$ 0	$ 0